Label	Element	Value
Mid-Cap Equity Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mid-Cap Equity Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	In the Examples subsection, the table will be deleted and replaced with the following:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the U.S. mid-capitalization equity market and (2) bonds.

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the mid-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.

Mid-Cap portion

The term “mid-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. mid-capitalization equity market.

For the mid-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. mid-capitalization equity market using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.

These derivatives are primarily total return swaps and, to a lesser extent, futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining passive exposure to the U.S. mid-capitalization equity market primarily through total return swap agreements on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market.

PLFA generally considers a company to have a medium market capitalization or to be a mid-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the mid-capitalization segment of the U.S. equity universe. As of March 31, 2024, the market capitalization range for the Index was approximately $351.9 million to $89.0 billion.

This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, without purchasing all of the securities in the index.

PLFA will also seek incremental alpha as it sees investment opportunities. To seek incremental alpha, PLFA may use total return swaps and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. mid-capitalization equity market, such as mid-cap growth or mid-cap value. This could involve, for example, buying total return swaps on a mid-cap growth index to express a positive view on mid-cap growth as a sub-asset class. Another example could be hedging out part of the mid-cap growth portion of the Index using derivatives, resulting in an overweight to the mid-cap value portion, or doing the opposite.

Bond portion

The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.

The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.

This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.

When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities and asset-backed securities; and cash equivalents.

In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.

This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

In the Performance subsection, the third paragraph will be deleted in its entirety and replaced with the following:

Fidelity Diversifying Solutions LLC began managing the bond portion of the Fund on November 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Mid-Cap Equity Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Mid-Cap Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Mid-Cap Equity Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
Mid-Cap Equity Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
Mid-Cap Equity Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
Mid-Cap Equity Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Mid-Cap Equity Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
Mid-Cap Equity Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
Mid-Cap Equity Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
Mid-Cap Equity Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in U.S. issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
Mid-Cap Equity Portfolio | Mortgage-Related And Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
Mid-Cap Equity Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
Mid-Cap Equity Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
Mid-Cap Equity Portfolio | Swap Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swaps is subject to market risks based upon changes in the value of the underlying index or reference instrument.
Mid-Cap Equity Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Derivatives Risk: The use of futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.
Mid-Cap Equity Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Leverage Risk: The Fund may invest in futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Forward-settling securities and short sale transactions involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.
Mid-Cap Equity Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
Mid-Cap Equity Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	●Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Mid-Cap Equity Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.64%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 854
Mid-Cap Equity Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.49%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.44%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 611

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.